Income taxes - Effective tax rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of effective tax rate of our benefit for income taxes differs from the statutory rate
Foreign tax differential between Sweden, U.S., Cayman Island and Ireland	2.28%	15.70%	(4.60%)
Federal tax credits		12.10%	20.90%
Change in valuation allowance	(6.69%)	(41.20%)	(32.70%)
State income taxes	0.92%
Permanent differences	1.59%
Fx remeasurement of Swedish DTS	(5.42%)	(5.41%)
Other	(0.04%)	7.31%	(0.90%)
Effective income tax rate	5.14%	1.00%	4.70%
Ireland
Schedule of effective tax rate of our benefit for income taxes differs from the statutory rate
Domestic statutory income tax rate	12.50%	12.50%
Sweden
Schedule of effective tax rate of our benefit for income taxes differs from the statutory rate
Domestic statutory income tax rate			22.00%